INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 6:-     INTANGIBLE ASSETS, NET

		Useful life	December 31,
		(years)	2020	2019
a.	Impaired cost:
	Acquired technology and license	5 - 10	$19,857	$19,857
	Customer relationship	4.5 - 9	4,750	4,750

			24,607	24,607
	Accumulated amortization:
	Acquired technology and license		19,299	19,027
	Customer relationship		4,739	4,679

			24,038	23,706

	Amortized cost		$569	$901

NOTE 6:-     INTANGIBLE ASSETS, NET (Cont.)

b.	Amortization expenses related to intangible assets amounted to $332, $352 and $747 for the years ended December 31, 2020, 2019 and 2018, respectively.
c.	Expected amortization expenses are as follows:

Year ending December 31,

2021	$284
2022	272
2023	13

$569